Loans and advances to customers (Details 5) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Reconciliation of expected losses from loans and advances to clients
Expected loss on January 1, 2018	R$ 30,885,041	[1]
Transferred to Stage 1	(582,694)	[1]
Transferred to Stage 2	(375,685)	[1]
Transferred to Stage 3	(1,513,160)	[1]
Out of Stage 1	576,433	[1]
Out of Stage 2	1,674,862	[1]
Out of Stage 3	220,245	[1]
Constitution/(Reversion)	22,239,070	[1]
Write-offs	(18,747,641)	[1]
Expected loss on December 31, 2018	34,376,471	[1]
Stage 1
Reconciliation of expected losses from loans and advances to clients
Expected loss on January 1, 2018	6,221,935
Transferred to Stage 1	0
Transferred to Stage 2	(275,265)
Transferred to Stage 3	(301,168)
Out of Stage 1	0
Out of Stage 2	462,869
Out of Stage 3	119,825
Constitution/(Reversion)	1,799,929
Write-offs	0
Expected loss on December 31, 2018	8,028,125
Stage 2
Reconciliation of expected losses from loans and advances to clients
Expected loss on January 1, 2018	6,898,383
Transferred to Stage 1	(462,869)
Transferred to Stage 2	0
Transferred to Stage 3	(1,211,992)
Out of Stage 1	275,265
Out of Stage 2	0
Out of Stage 3	100,420
Constitution/(Reversion)	(1,219,485)
Write-offs	0
Expected loss on December 31, 2018	4,379,722
Stage 3
Reconciliation of expected losses from loans and advances to clients
Expected loss on January 1, 2018	17,764,723
Transferred to Stage 1	(119,825)
Transferred to Stage 2	(100,420)
Transferred to Stage 3	0
Out of Stage 1	301,168
Out of Stage 2	1,211,993
Out of Stage 3	0
Constitution/(Reversion)	21,658,626
Write-offs	(18,747,641)
Expected loss on December 31, 2018	R$ 21,968,624

[1]	Consider expected losses on loans, commitments to be released and financial guarantees provided.